Note 4 Available amount for interim dividend payments (Details) € in Millions	Aug. 31, 2025 EUR (€)
Available amount for interim dividend payments [Line Items]
Profit of BBVA after the provision for income tax	€ 5,518
Constitution of legal reserve	(110)	[1]
Maximum amount distributable	5,408
Amount of proposed interim dividend	2,205	[1]
BBVA cash balance available to the date	€ 27,334

[1]	(1) In the event that the maximum number of new shares authorized by the Board to satisfy the offer price in the public takeover bid made on Banco de Sabadell, S.A. were issued, which was rendered ineffective on October 16, 2025.